Significant Accounting Policies (Details 4)	12 Months Ended
Dec. 31, 2017
Frequency usage rights [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	Over the term of the license until 2028
Computer programs and software licenses [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	3 - 10 years according to the term of the license or the estimated time of use of the program
Customer relationships [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	5 - 7 years
Brand acquired in a business combination [Member]
Significant Accounting Policies [Line Items]
Amortization methods and estimated useful lives	12